INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF FEDERAL STATUTORY INCOME TAX

The reconciliation of the federal statutory income tax to the Company’s effective income tax expense from the years ended December 31, 2023 and 2022 is as follows:

	Year Ended December 31,
	2023	2022
Federal statutory income tax	21.0%	21.0%
State income taxes	8.9	7.7
Foreign income taxes	2.0	-
PPP loan forgiveness	-	1.5
R&D credits	2.7	4.2
ASC 740-10 reserve	(0.7)	(1.0)
SAFE liability remeasurement	9.2	(3.7)
Loss on convertible debt	(3.2)	-
Deferred true-ups	(8.9)	-
Deferred tax assets acquired through merger	502.3	-
Exchange rate true up	57.2	-
Other	(1.0)	(1.2)
Change in valuation allowance	(589.5)	(28.5)
Total provision for income taxes	—%	—%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

Deferred income taxes reflect the net tax effect of temporary differences between amounts recorded for financial reporting purposes and the amounts used for tax purposes. Deferred income taxes consist of the following (in thousands):

	December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$78,730	$15,403
Tax credit carryforwards	2,649	2,675
Property and equipment	7	23
Capitalized research and experimental cost	4,202	1,401
Stock compensation	391	252
Other	58	96
Subtotal	86,037	19,850
Valuation allowance	(86,037)	(19,850)
Net deferred tax assets (liabilities)	$—	$—

SCHEDULE OF UNCERTAIN TAX POSITIONS

Uncertain tax positions are comprised as follows (in thousands):

	December 31,
	2023	2022

Balance at the beginning of the period	$892	$742
Additions for tax positions taken in current year	84	150
Ending balance	$976	$892